Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Income (loss) recorded in The Netherlands	(18)	(9)	(30)
Income (loss) from foreign operations	107	115	(562)

Income (loss) before income tax benefit (expense)	89	106	(592)

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
The Netherlands Taxes – current	5	—	5
Foreign taxes – current	(43)	(50)	(54)

Total current taxes	(38)	(50)	(49)

The Netherlands Taxes – deferred	—	—	—
Foreign taxes – deferred	59	73	12

Total deferred taxes	59	73	12

Income tax benefit (expense)	21	23	(37)

Effective tax rate	-24%	-21%	-6%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2015, 2014 and 2013, and the effective income tax rate are the following:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Income tax benefit (expense) computed at statutory rate	(23)	(26)	148
Non-deductible and non-taxable permanent differences, net	(18)	8	(2)
Income (loss) on equity-method investments	—	(11)	(31)
Valuation allowance adjustments	1	26	(83)
Current year credits	44	53	60
Other tax and credits	(13)	8	(42)
Benefits from tax holidays	42	65	18
Net impact of changes to uncertain tax positions	8	(92)	(33)
Earnings of subsidiaries taxed at different rates	(20)	(8)	(72)

Income tax benefit (expense)	21	23	(37)

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2015	December 31, 2014
Tax loss carryforwards and investment credits	827	908
Less unrecognized tax benefit	(180)	(238)

Tax loss carryforward net of unrecognized tax benefit	647	670
Inventory valuation	22	15
Impairment and restructuring charges	15	16
Fixed asset depreciation in arrears	44	39
Capitalized development costs	80	63
Receivables for government funding	5	13
Tax credits granted on past capital investments	1,156	1,147
Pension service costs	73	82
Stock awards	—	5
Commercial accruals	21	15
Other temporary differences	86	78

Total deferred tax assets	2,149	2,143
Valuation allowances	(1,585)	(1,607)

Deferred tax assets, net	564	536

Accelerated fixed asset depreciation	(16)	(26)
Acquired intangible assets	(11)	(11)
Advances of government funding	(16)	(23)
Other temporary differences	(8)	(3)

Deferred tax liabilities	(51)	(63)

Net deferred income tax asset	513	473

Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration

As of December 31, 2015, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2016, as follows:

Year
2016	24
2017	12
2018	89
2019	79
2020	17
Thereafter	606

Total	827

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2015, 2014 and 2013 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2015	December 31, 2014	December 31, 2013
Balance at beginning of year	313	255	227
Additions based on tax positions related to the current year	38	51	52
Additions for tax positions of prior years	—	43	27
Reduction for tax positions of prior years	(48)	(2)	(48)
Reduction due to ST-Ericsson deconsolidation	—		(8)
Settlements	(48)		—
Prepayment	(3)	(5)	(1)
Reductions due to lapse of statute of limitations	(1)	—	—
Foreign currency translation	(25)	(29)	6

Balance at end of year	226	313	255